Other Operating Expenses - Additional Information (Detail) - Regulatory Cost [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	€ 216	€ 204
Contributions to the Single Resolution Fund	€ 209	€ 178